Document and Entity Information	Sep. 12, 2025
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001635327
Document Type	8-K/A
Document Period End Date	Sep. 12, 2025
Entity Registrant Name	Flutter Entertainment plc
Entity Incorporation State Country Code	L2
Entity File Number	001-37403
Entity Tax Identification Number	98-1782229
Entity Address, Address Line One	One Madison Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10010
City Area Code	(646)
Local Phone Number	930-0950
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Ordinary Shares, nominal value of €0.09 per share
Trading Symbol	FLUT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	As previously reported on a Form 8-K filed by Flutter Entertainment plc (the “Company”) with the Securities and Exchange Commission on September 12, 2025 (the “Original Form 8-K”), the Company appointed Stefan Bomhard to the Company’s Board of Directors (the “Board”) as a non-executive director, effective as of October 1, 2025. At the time of his appointment, the Board had not yet determined the committees of the Board to which Mr. Bomhard would be appointed. This Amendment No. 1 to the Original Form 8-K is being filed solely to amend and supplement Item 5.02 of the Original Form 8-K, as described below. This Amendment No. 1 makes no other amendments to the Original Form 8-K.